Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	4,892,201
Proposed Maximum Offering Price per Unit	32.35
Maximum Aggregate Offering Price	$ 158,262,702.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,230.02
Offering Note	The shares of Common Stock will be offered for resale from time to time by the selling stockholders named in the prospectus included as part of this registration statement or in one or more accompanying prospectus supplements from time to time. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant's shares of common stock on February 21, 2025, as reported on the Nasdaq Global Select Market.